SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) (Parenthetical) - USD ($)			6 Months Ended	12 Months Ended
	May 29, 2020	Feb. 19, 2020	Nov. 30, 2021	May 31, 2021
Due To Frangipani Trade Services [Member]
Related Party Transaction [Line Items]
Debt, interest rate			6.00%	6.00%
Debt, periodic payments			$ 150,655	$ 150,655
Note Payable UL HK [Member]
Related Party Transaction [Line Items]
Debt instrument, description	The loan bears a zero percent interest rate and has a maturity of 180 days from the date of the note. On November 12, 2020, the Company amended the note with UL HK in order to (i) extend the maturity date from November 25, 2020 to May 18, 2021, (ii) begin monthly payments of $833,333 commencing on December 18, 2020, (iii) change the interest rate to one-half percent (0.5%) per month and (iv) provide the Company the right to prepay the outstanding liability in whole or in part. Pursuant to the amendment, if the Company should default on the note, UL HK has the option to convert the outstanding principal and interest into shares of common stock of the Company. Upon the earlier of (i) a default in the monthly payment of principal or interest due and owing under the loan or, (ii) in the event that any outstanding balance of the loan remains outstanding as of May 31, 2021, UL HK at its option may convert the principal and interest then outstanding into an amount of shares of common stock of the Company equal to 0.2125% of the then outstanding common stock of the Company on a fully diluted basis for every $25,000 of the outstanding principal balance plus accrued but unpaid interest of this loan outstanding on the date of such conversion, provided, however, that the UL HK shall not be permitted to convert the loan in the event that such conversion would provide the UL HK more than 34% of the Company’s issued and outstanding common stock when including and aggregating all prior conversions of the loan. As of May 31, 2021, the note was paid in full.	On February 19, 2021, the Company and UL HK agreed to reduce an existing $325,000 note assumed by the Company in the May 29, 2020 acquisition (Note 2). The settlement amount of $310,452 was accounted for as a measurement period adjustment and resulted in a reduction to goodwill. See Note 4.
Notes payable	$ 5,000,000
Due to Employee [Member]
Related Party Transaction [Line Items]
Debt, periodic payments	2,500
Notes payable	90,000
Due to Employee [Member]
Related Party Transaction [Line Items]
Debt, periodic payments	5,556
Notes payable	$ 200,000